Exploration & Evaluation Asset	3 Months Ended
Mar. 31, 2022
Exploration & Evaluation Asset

6. Exploration & Evaluation Asset

Unproven properties
Bulgaria
December 31, 2020	3,122,443
Foreign currency translation change	(6,297)
December 31, 2021	$3,116,146
Foreign currency translation change	2,959
March 31, 2022	3,119,105

Bulgaria

The Company holds a 98,205-acre oil and gas exploration claim in the Dobrudja Basin located in northeast Bulgaria. The Company intends to conduct exploration for natural gas and test production activities over a five-year period in accordance with or exceeding its minimum work program obligation. The Company’s commitment is to perform geological and geophysical exploration activities in the first 3 years of the initial term (the “Exploration and Geophysical Work Stage”), followed by drilling activities in years 4 and 5 of the initial term (the “Data Evaluation and Drilling Stage”). The Company is required to drill 10,000 meters (approximately 32,800 feet) of new wellbore (which may be vertical, horizontal or diagonal) and conduct other exploration activities during the initial term. The Company intends to commence its work program efforts once it receives all regular regulatory approvals of its work programs.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)